Commitments and Contingencies - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Mar. 30, 2013	Dec. 29, 2012	Dec. 31, 2009	Jan. 02, 2010	Dec. 31, 2011 California 2010 Labor Code Claim	Sep. 30, 2011 Eagan Multiemployer Pension Withdrawal Liability	Dec. 31, 2008 Eagan Multiemployer Pension Withdrawal Liability
Gain Contingencies [Line Items]
Purchase Commitments			$ 800,654,000
Damages and litigation expenses		40,000,000	40,000,000	40,000,000	40,000,000
Liability incurred for settlement of claims						3,000,000
Recorded liability for related multiemployer pension withdrawal liability								40,000,000
Additional liability incurred for settlement of claims							17,000,000
Settlement of claims	$ 15,000,000